REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Schedule of revenues by types of sales

in € thousand	2023	2022	2021
Machines(1)	77,554	73,151	25,626
Spare Parts	9,722	14,302	8,081
Service(2)	1,781	1,978	3,802
Other	1,189	5,627	1,971
Total	90,246	95,058	39,481
(1)	Included within the “Machines” category is revenue from the sale and installation of machines, long-term development and extended warranties.
(2)	Included within the “Services” category is revenue from repair services, installations of modifications and inspections.

Schedule of changes to contract liabilities

in € thousand	2023	2022	2021
Balance at January 1	30,569	25,682	17,378
Sales revenues included in contractual liabilities at the beginning of the period	(30,406)	(25,682)	(17,378)
Increase due to customer payments received	17,769	30,569	25,682
Balance at December 31	17,931	30,569	25,682

Summary of cost of sales included in cost types

in € thousand	2023	2022	2021
Personnel expenses	(16,690)	(16,221)	(14,094)
Material expenses	(35,767)	(34,274)	(9,519)
Depreciation/amortization	(4,904)	(4,147)	(2,746)
Other expenses	(6,488)	(7,079)	(4,147)
Total cost of sales	(63,849)	(61,721)	(30,506)